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April 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: Ameriprise Certificate Company
         Ameriprise Stock Market Certificate
    Post-Effective Amendment No. 36
    File No. 33-22503

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Stock Market Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 36 (Amendment). This Amendment was filed electronically on April 24, 2009.

If you have any questions regarding this filing, please contact Anna Butskaya at
(612) 671-4993.


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer
Vice President, Secretary and
General Counsel
Ameriprise Certificate Company